SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.         SUBSEQUENT EVENTS

On March 9, 2023, the Board of Directors of the Company has approved a dividend of US$0.08 per ordinary share, or US$0.16 per ADS, for the fourth fiscal quarter of 2022 in accordance with the Company’s dividend policy, which is expected to be paid on May 16, 2022 for holders of Class A ordinary shares and around May 19, 2023 for holders of ADSs.